Note 14 - Derivative Financial Instruments - Derivatives Not Designated as Hedging Instruments by Account Type (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Derivative assets, current	$ 84,510	$ 120,675
Total derivative assets	84,510	265,198
Interest Rate Swap [Member]
Derivative assets, current	0	120,675
Derivative liabilities, current	0	144,523
Freight Forward Agreements [Member]
Derivative assets, current	$ 84,510	$ 0